CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2012
Income Statement [Abstract]
Interest income and fees	$ 92,316		$ 109,769		$ 113,249
Interest expense	15,639		18,276		19,251
Net interest income before provision for credit losses	76,677		91,493		93,998
Provision for credit losses	35,690		36,424		34,617
Net interest income	40,987		55,069		59,381
Debt protection income, net
Debt protection revenue	2,960		5,690		8,346
Claims paid and change in reserves	(1,303)		(3,255)		(2,945)
Third party commissions	(319)		(613)		(899)
Total debt protection income, net	1,338		1,822		4,502
Other revenue	16		117		307
Total non-interest income, net	1,354		1,939		4,809
Non-interest expense
Goodwill and intangible impairment	34,031		0		0
Voluntary remediation expense	14,496		0		0
Management and record keeping services fee	28,041		36,815		39,655
Professional and regulatory fees	2,573		1,863		1,229
Amortization of intangibles	1,243		1,706		2,236
Other operating expenses	4,411		2,925		2,999
Total non-interest expense	84,795		43,309		46,119
(Loss)/income before income taxes	(42,454)		13,699		18,071
(Benefit)/Provision for income taxes	(4,172)		4,294		6,044
Net (loss)/income	$ (38,282)		$ 9,405		$ 12,027
Net (loss)/income per share, basic and diluted (in dollars per share)	$ (38,282)	[1]	$ 9,405	[1]	$ 12,027	[1]
Common stock, share outstanding	1		1		1

[1]	Number of shares outstanding is one.